Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	8,561	-	-	8,561

	As of June 30, 2026
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	3,319	-	-	3,319

Schedule of Forth Types of Revenue for Periods

The following table sets forth types of our revenue for the periods indicated:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Live streaming - consumable virtual items revenue	630,084	564,951	83,263
Live streaming - time based virtual item revenue	9,258	6,092	898
Technical services and others	17,025	17,024	2,509
Total revenue	656,367	588,067	86,670

Schedule of Sets Forth Revenue by Platforms	The following table sets forth our revenue by platforms for the periods indicated:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Showself	165,985	143,165	21,100
Lehai	136,694	178,448	26,300
Haixiu	117,037	91,173	13,437
Beelive	118,955	98,688	14,545
Hongle	100,671	59,569	8,779
Technical services and others	17,025	17,024	2,509
TOTAL	656,367	588,067	86,670